Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000221900
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-RAE PLUS Fund
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 2,431,172,000
Holdings Count | Holding	1,935
Advisory Fees Paid, Amount	$ 7,745,000
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,431,172
# of Portfolio Holdings	1,935
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$7,745
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.7%
Asset-Backed Securities	34.2%
Corporate Bonds & Notes	10.7%
Non-Agency Mortgage-Backed Securities	9.7%
U.S. Treasury Obligations	9.5%
Sovereign Issues	3.3%
Common Stocks	2.0%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	27.4%
Affiliated Investments	5.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(51.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221899
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-Real Fund
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$212	4.06%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	4.06%
AssetsNet	$ 2,069,965,000
Holdings Count | Holding	815
Advisory Fees Paid, Amount	$ 6,005,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,069,965
# of Portfolio Holdings	815
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$6,005
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	107.7%
Real Estate Investment Trusts	23.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	9.9%
Sovereign Issues	5.0%
Non-Agency Mortgage-Backed Securities	1.6%
Corporate Bonds & Notes	0.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	11.7%
Affiliated Investments	3.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(81.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000237352
Shareholder Report [Line Items]
Fund Name	PIMCO All Authority: Multi-RAE PLUS Fund
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 200,735,000
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 754,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,735
# of Portfolio Holdings	638
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$754
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.5%
Asset-Backed Securities	29.2%
Non-Agency Mortgage-Backed Securities	22.5%
U.S. Treasury Obligations	14.4%
Corporate Bonds & Notes	11.1%
Sovereign Issues	3.8%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	8.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(42.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027272
Shareholder Report [Line Items]
Fund Name	PIMCO ABS and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 6,810,943,000
Holdings Count | Holding	1,955
Advisory Fees Paid, Amount	$ 623,000
InvestmentCompanyPortfolioTurnover	328.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,810,943
# of Portfolio Holdings	1,955
Portfolio Turnover Rate	328%
Total Net Advisory Fees Paid During the Reporting Period	$623
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	64.7%
U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	26.1%
U.S. Treasury Obligations	1.4%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.0%
Affiliated Investments	2.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(58.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026600
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 185,997,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000080406
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
AssetsNet	$ 185,997,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026598
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 185,997,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064146
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 185,997,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114198
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 289,383,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 229,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114199
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
AssetsNet	$ 289,383,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 229,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114194
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 289,383,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 229,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114195
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 289,383,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 229,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035573
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 128,804,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 113,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$128,804
# of Portfolio Holdings	102
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.0%
Electric Power & Light Revenue	11.5%
Health, Hospital & Nursing Home Revenue	10.4%
General Fund	8.1%
Water Revenue	7.4%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	6.1%
Tobacco Settlement Funded	4.7%
Lease (Abatement)	4.6%
Local or Guaranteed Housing	4.0%
Other Investments	14.8%
Short-Term Instruments	4.5%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035571
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 128,804,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 113,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$128,804
# of Portfolio Holdings	102
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.0%
Electric Power & Light Revenue	11.5%
Health, Hospital & Nursing Home Revenue	10.4%
General Fund	8.1%
Water Revenue	7.4%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	6.1%
Tobacco Settlement Funded	4.7%
Lease (Abatement)	4.6%
Local or Guaranteed Housing	4.0%
Other Investments	14.8%
Short-Term Instruments	4.5%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064166
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PCDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 128,804,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 113,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$128,804
# of Portfolio Holdings	102
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.0%
Electric Power & Light Revenue	11.5%
Health, Hospital & Nursing Home Revenue	10.4%
General Fund	8.1%
Water Revenue	7.4%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	6.1%
Tobacco Settlement Funded	4.7%
Lease (Abatement)	4.6%
Local or Guaranteed Housing	4.0%
Other Investments	14.8%
Short-Term Instruments	4.5%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000088650
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	PCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
AssetsNet	$ 4,359,104,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 11,029,000
InvestmentCompanyPortfolioTurnover	103.00%
C000088651
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	PCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.01%
AssetsNet	$ 4,359,104,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 11,029,000
InvestmentCompanyPortfolioTurnover	103.00%
C000200462
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Fund
Class Name	I-3
Trading Symbol	PCLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 4,359,104,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 11,029,000
InvestmentCompanyPortfolioTurnover	103.00%
C000088655
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Fund
Class Name	Institutional Class
Trading Symbol	PCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 4,359,104,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 11,029,000
InvestmentCompanyPortfolioTurnover	103.00%
C000088654
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Fund
Class Name	I-2
Trading Symbol	PCLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 4,359,104,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 11,029,000
InvestmentCompanyPortfolioTurnover	103.00%
C000026652
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	Class A
Trading Symbol	PCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000026651
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	Administrative Class
Trading Symbol	PCRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000026654
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	Class C
Trading Symbol	PCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.11%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000200453
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	I-3
Trading Symbol	PCRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000026650
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	Institutional Class
Trading Symbol	PCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000064156
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	I-2
Trading Symbol	PCRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000088664
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Class Name	Class R
Trading Symbol	PCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
AssetsNet	$ 3,660,931,000
Holdings Count | Holding	991
Advisory Fees Paid, Amount	$ 11,061,000
InvestmentCompanyPortfolioTurnover	135.00%
C000027276
Shareholder Report [Line Items]
Fund Name	PIMCO EM Bond and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 420,923,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 45,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,923
# of Portfolio Holdings	442
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$45
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.8%
Mexico	10.7%
Saudi Arabia	8.5%
Colombia	7.6%
Brazil	7.4%
United States	6.0%
Qatar	5.4%
Luxembourg	5.4%
Chile	4.6%
Romania	4.4%
Other Countries	21.9%
Short-Term Instruments	1.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075263
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class A
Trading Symbol	AMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 3,889,599,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,025,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000072053
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Administrative Class
Trading Symbol	PGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 3,889,599,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,025,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075264
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class C
Trading Symbol	AMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 3,889,599,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,025,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000169180
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	PGYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 3,889,599,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,025,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000072055
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class M
Trading Symbol	PGFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 3,889,599,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,025,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000072056
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	I-2
Trading Symbol	PGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,889,599,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,025,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027278
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 148,161,000
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 15,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,161
# of Portfolio Holdings	398
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$15
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	73.4%
Loan Participations and Assignments	8.4%
Common Stocks	7.0%
U.S. Treasury Obligations	3.7%
Preferred Securities	0.2%
Other Investments	0.1%
Affiliated Investments	8.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000034728
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	PYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 5,174,316,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 6,918,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000041556
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	PYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 5,174,316,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 6,918,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203307
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-3
Trading Symbol	PYMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 5,174,316,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 6,918,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000034730
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 5,174,316,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 6,918,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064163
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-2
Trading Symbol	PYMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 5,174,316,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 6,918,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103229
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Class A
Trading Symbol	PZRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	2.25%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.25%
AssetsNet	$ 1,783,049,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,415,000
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000237486
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-3
Trading Symbol	PFRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$101	1.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.95%
AssetsNet	$ 1,783,049,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,415,000
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103232
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Institutional Class
Trading Symbol	PIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
AssetsNet	$ 1,783,049,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,415,000
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103233
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-2
Trading Symbol	PPRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	1.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
AssetsNet	$ 1,783,049,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,415,000
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027279
Shareholder Report [Line Items]
Fund Name	PIMCO International Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 532,900,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 57,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$532,900
# of Portfolio Holdings	243
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$57
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Canada	18.8%
United Kingdom	6.6%
Denmark	4.1%
United States	2.4%
Short-Term Instruments	16.5%
Affiliated Investments	40.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	11.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027280
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,117,591,000
Holdings Count | Holding	847
Advisory Fees Paid, Amount	$ 333,000
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,117,591
# of Portfolio Holdings	847
Portfolio Turnover Rate	105%
Total Net Advisory Fees Paid During the Reporting Period	$333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.6%
U.S. Government Agencies	14.6%
Preferred Securities	3.8%
Asset-Backed Securities	2.2%
U.S. Treasury Obligations	2.1%
Non-Agency Mortgage-Backed Securities	1.3%
Municipal Bonds & Notes	0.6%
Sovereign Issues	0.6%
Loan Participations and Assignments	0.5%
Convertible Preferred Securities	0.5%
Other Investments	0.0%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(12.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000071766
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Credit Bond Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 26,148,735,000
Holdings Count | Holding	2,654
Advisory Fees Paid, Amount	$ 2,568,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$26,148,735
# of Portfolio Holdings	2,654
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$2,568
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.7%
U.S. Government Agencies	23.1%
U.S. Treasury Obligations	21.9%
Preferred Securities	2.9%
Sovereign Issues	2.9%
Municipal Bonds & Notes	2.6%
Asset-Backed Securities	1.2%
Loan Participations and Assignments	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(40.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026605
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	2.37%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.37%
AssetsNet	$ 421,706,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 539,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$421,706
# of Portfolio Holdings	386
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$539
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	106.4%
U.S. Government Agencies	17.5%
Asset-Backed Securities	9.5%
Sovereign Issues	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(47.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000096286
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	I-2
Trading Symbol	PRTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$128	2.47%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.47%
AssetsNet	$ 421,706,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 539,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$421,706
# of Portfolio Holdings	386
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$539
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	106.4%
U.S. Government Agencies	17.5%
Asset-Backed Securities	9.5%
Sovereign Issues	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(47.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026584
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	Institutional Class
Trading Symbol	PLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 318,067,000
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 401,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,067
# of Portfolio Holdings	415
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$401
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.2%
Corporate Bonds & Notes	20.1%
U.S. Treasury Obligations	19.6%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	9.4%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.7%
Short-Term Instruments	1.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000066770
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	I-2
Trading Symbol	PLUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 318,067,000
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 401,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,067
# of Portfolio Holdings	415
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$401
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.2%
Corporate Bonds & Notes	20.1%
U.S. Treasury Obligations	19.6%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	9.4%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.7%
Short-Term Instruments	1.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026577
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class A
Trading Symbol	PTLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026576
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Administrative Class
Trading Symbol	PLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026579
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C
Trading Symbol	PTLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000222833
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C-2
Trading Symbol	PLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200445
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-3
Trading Symbol	PTLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026575
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Institutional Class
Trading Symbol	PTLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064143
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-2
Trading Symbol	PLDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026581
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class R
Trading Symbol	PLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 5,816,353,000
Holdings Count | Holding	1,033
Advisory Fees Paid, Amount	$ 7,144,000
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026583
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Administrative Class
Trading Symbol	PDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 297,765,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 380,000
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$297,765
# of Portfolio Holdings	347
Portfolio Turnover Rate	150%
Total Net Advisory Fees Paid During the Reporting Period	$380
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.9%
U.S. Treasury Obligations	27.2%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	7.7%
Corporate Bonds & Notes	6.6%
Short-Term Instruments	15.3%
Affiliated Investments	13.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(18.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026582
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Institutional Class
Trading Symbol	PLDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 297,765,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 380,000
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$297,765
# of Portfolio Holdings	347
Portfolio Turnover Rate	150%
Total Net Advisory Fees Paid During the Reporting Period	$380
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.9%
U.S. Treasury Obligations	27.2%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	7.7%
Corporate Bonds & Notes	6.6%
Short-Term Instruments	15.3%
Affiliated Investments	13.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(18.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000106507
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 2,102,743,000
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,102,743
# of Portfolio Holdings	445
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	32.8%
Corporate Bonds & Notes	23.3%
Asset-Backed Securities	15.2%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	8.2%
Municipal Bonds & Notes	1.2%
Sovereign Issues	0.1%
Short-Term Instruments	9.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(4.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000106508
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 3,254,806,000
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 319,000
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,254,806
# of Portfolio Holdings	735
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$319
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.9%
Corporate Bonds & Notes	24.5%
U.S. Treasury Obligations	15.6%
Asset-Backed Securities	13.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	3.8%
Sovereign Issues	0.2%
Short-Term Instruments	6.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027281
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,268,432,000
Holdings Count | Holding	2,604
Advisory Fees Paid, Amount	$ 132,000
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,268,432
# of Portfolio Holdings	2,604
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid During the Reporting Period	$132
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	388.9%
Asset-Backed Securities	14.8%
Non-Agency Mortgage-Backed Securities	8.9%
U.S. Treasury Obligations	6.0%
Municipal Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(320.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026594
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 3,201,267,000
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,868,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026596
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 3,201,267,000
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,868,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203303
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-3
Trading Symbol	PMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 3,201,267,000
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,868,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026592
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 3,201,267,000
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,868,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064145
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 3,201,267,000
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,868,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027282
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 109,169,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 12,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$109,169
# of Portfolio Holdings	84
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$12
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.8%
Port, Airport & Marina Revenue	14.4%
Ad Valorem Property Tax	8.2%
College & University Revenue	8.0%
Highway Revenue Tolls	6.1%
Income Tax Revenue	6.0%
Appropriations	6.0%
Electric Power & Light Revenue	5.5%
Water Revenue	4.1%
Hotel Occupancy Tax	3.1%
Natural Gas Revenue	2.9%
Other Investments	16.0%
Affiliated Investments	8.2%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114203
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 791,242,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 771,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114204
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
AssetsNet	$ 791,242,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 771,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114206
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 791,242,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 771,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114207
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 791,242,000
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 771,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026603
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	PNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 783,933,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 789,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000080407
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class C
Trading Symbol	PBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
AssetsNet	$ 783,933,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 789,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203304
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-3
Trading Symbol	PNYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 783,933,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 789,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026602
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 783,933,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 789,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064147
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-2
Trading Symbol	PNYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 783,933,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 789,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000227285
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – AM
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Portfolio") for the period of July 19, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?Footnote Reference1

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$112	3.79%
Footnote	Description
Footnote[1]	Annualized. The Portfolio commenced operations on July 19, 2024.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	3.79%
AssetsNet	$ 27,305,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	246.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$27,305
# of Portfolio Holdings	89
Portfolio Turnover Rate	246%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	281.8%
Non-Agency Mortgage-Backed Securities	42.4%
Short-Term Instruments	0.7%
Affiliated Investments	5.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(230.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000227289
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – H
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 35,027,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$35,027
# of Portfolio Holdings	318
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	75.2%
U.S. Treasury Obligations	8.2%
Loan Participations and Assignments	2.8%
Affiliated Investments	12.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000227290
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – I
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,913,300,000
Holdings Count | Holding	1,280
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,913,300
# of Portfolio Holdings	1,280
Portfolio Turnover Rate	133%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	81.5%
U.S. Treasury Obligations	30.6%
U.S. Government Agencies	11.8%
Sovereign Issues	1.9%
Preferred Securities	1.2%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(29.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026608
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class A
Trading Symbol	PRTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026607
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Administrative Class
Trading Symbol	PARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026610
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class C
Trading Symbol	PRTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.40%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200446
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-3
Trading Symbol	PRNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026606
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064148
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-2
Trading Symbol	PRLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026612
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class R
Trading Symbol	PRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 7,833,259,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 9,804,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027283
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$226	4.35%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	4.35%
AssetsNet	$ 485,528,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 41,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$485,528
# of Portfolio Holdings	73
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$41
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	177.8%
Other Investments	0.0%
Short-Term Instruments	0.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(78.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026614
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class A
Trading Symbol	PETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$336	6.26%

Expenses Paid, Amount	$ 336
Expense Ratio, Percent	6.26%
AssetsNet	$ 561,726,000
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,249,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026616
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class C
Trading Symbol	PETCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$375	7.01%

Expenses Paid, Amount	$ 375
Expense Ratio, Percent	7.01%
AssetsNet	$ 561,726,000
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,249,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200447
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-3
Trading Symbol	PNRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$323	6.01%

Expenses Paid, Amount	$ 323
Expense Ratio, Percent	6.01%
AssetsNet	$ 561,726,000
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,249,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026613
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Institutional Class
Trading Symbol	PRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$315	5.86%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	5.86%
AssetsNet	$ 561,726,000
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,249,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064149
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-2
Trading Symbol	PETPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$320	5.96%

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	5.96%
AssetsNet	$ 561,726,000
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,249,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114212
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class A
Trading Symbol	PAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 2,468,891,000
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,661,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114210
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Administrative Class
Trading Symbol	PAIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 2,468,891,000
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,661,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200464
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-3
Trading Symbol	PANDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 2,468,891,000
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,661,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114208
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Institutional Class
Trading Symbol	PAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,468,891,000
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,661,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000166287
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class M
Trading Symbol	PAMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,468,891,000
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,661,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114209
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-2
Trading Symbol	PAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 2,468,891,000
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,661,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000187474
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 5,255,115,000
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,255,115
# of Portfolio Holdings	638
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.0%
Asset-Backed Securities	18.2%
U.S. Government Agencies	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	5.4%
Sovereign Issues	1.0%
Short-Term Instruments	9.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026620
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 390,723,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 375,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026621
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C
Trading Symbol	PSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 390,723,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 375,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000222834
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C-2
Trading Symbol	PCCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 390,723,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 375,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203305
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-3
Trading Symbol	PSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 390,723,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 375,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026618
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 390,723,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 375,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064150
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 390,723,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 375,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000076734
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio II
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 8,504,367,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 766,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,504,367
# of Portfolio Holdings	175
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	16.3%
U.S. Treasury Obligations	1.9%
Asset-Backed Securities	0.2%
Sovereign Issues	0.2%
U.S. Government Agencies	0.1%
Short-Term Instruments	103.7%
Other Assets and Liabilities, Net	(22.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000113894
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio III
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 13,064,315,000
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$13,064,315
# of Portfolio Holdings	267
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	21.5%
U.S. Treasury Obligations	2.9%
Sovereign Issues	0.5%
Other Investments	0.1%
Short-Term Instruments	91.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(16.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026625
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class A
Trading Symbol	PSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026624
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Administrative Class
Trading Symbol	PSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026627
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class C
Trading Symbol	PFTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200448
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-3
Trading Symbol	PTSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026623
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Institutional Class
Trading Symbol	PTSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064151
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-2
Trading Symbol	PTSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026629
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class R
Trading Symbol	PTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
AssetsNet	$ 9,799,704,000
Holdings Count | Holding	1,096
Advisory Fees Paid, Amount	$ 12,873,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027273
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 166,911,000
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	409.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$166,911
# of Portfolio Holdings	779
Portfolio Turnover Rate	409%
Total Net Advisory Fees Paid During the Reporting Period	$20
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	69.5%
Asset-Backed Securities	40.6%
Non-Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Obligations	5.6%
Other Investments	0.0%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(56.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027275
Shareholder Report [Line Items]
Fund Name	PIMCO U.S. Government and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,267,329,000
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 165,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,267,329
# of Portfolio Holdings	300
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$165
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	90.3%
Asset-Backed Securities	11.0%
U.S. Government Agencies	5.7%
Non-Agency Mortgage-Backed Securities	3.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(10.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]